Gain on Sale of Assets, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sale of Productive Assets [Abstract]
Gross Proceeds From Sale Of Property Plant And Equipment			$ 33,000
Gain on sale of assets	0	0	15,199
Commission And Other Sale Of Property Plant And Equipment Directly Related Expenses			$ 832